Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Municipal Bond Taxable Bear 1X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, of 100% of the inverse (or opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the Fund's current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is a broad, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. A bond must meet all of the following criteria on the rebalancing date in order to be a bond eligible for inclusion in the Index: the bond issuer is a state, local government, or agency such that interest on the bond is exempt from U.S. federal income tax and the federal alternative minimum tax; a bond must be rated by at least one of the three rating agencies; have a rating of at least BBB- by S&P Global Ratings, Baa3 by Moody’s, or BBB- by Fitch; the bond must be denominated in U.S. Dollars (“USD”); each bond must be a constituent of a deal where the deal’s original offering amount was at least $100 million USD; as of the next rebalancing date, the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month; the amount outstanding, or par amount, is used to determine the weight of the bond in the Index; and the bond must have a minimum Par Amount of $25 million USD. At each monthly rebalancing, no issuer can represent more than 25% of the weight of the Index, and individual issuers that represent 5% of the Index’s weight cannot account for more than 50% of the Index in aggregate.As of December 31, 2020, the Index had 12,624 constituents and a weighted average maturity of 13.01 years.The Fund may gain inverse exposure by investing in a combination of financial instruments, such as swaps or futures contracts that provide short exposure to the Index, to a representative sample of the securities in the Index that has aggregate characteristics similar to those of the Index or to an ETF that tracks the same Index or a substantially similar index, or the Fund may short securities of the Index, or short an ETF that tracks the same Index or a substantially similar index. The Fund invests in derivatives as a substitute for directly shorting securities in order to gain inverse exposure to the Index or its components. When the Fund shorts securities, including the securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. On a day-to-day basis, the Fund is expected to hold money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.The Fund seeks to remain fully invested at all times consistent with its stated inverse investment objective, but may not always have inverse exposure to all of the securities in the Index, or its weighting of inverse exposure to securities or industries may be different from that of the Index. In addition, the Fund may have inverse exposure to securities, ETFs or financial instruments not included in the Index.The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the securities in the Index. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s inverse investment objective. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced and that a shareholder should lose money, a result that is the opposite of traditional index tracking ETFs. This re-positioning strategy may result in high portfolio turnover. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the Index over the same period. The Fund will lose money if the Index performance is flat over time, and as a result of daily rebalancing, the Index’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Index's performance decreases over a period longer than a single day.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with other mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.Effects of Compounding and Market Volatility Risk - The Fund has a daily investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day's returns compounded over the period, which is very likely to differ from -100% of the Index’s performance, before fees and expenses. Compounding affects all investments, but has a more significant impact on funds that are inverse and that rebalance daily. For a inverse Fund, if adverse daily performance of the Index reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the Index increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.The effect of compounding becomes more pronounced as Index volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Index during shareholder’s holding period of an investment in the Fund.The chart below provides examples of how Index volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Index volatility; b) Index performance; c) period of time; d) financing rates associated with inverse exposure; e) other Fund expenses; and f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors – Index volatility and Index performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Performance shown in the chart assumes that: (i) no dividends were paid with respect to the securities included in the Index; (ii) there were no Fund expenses; and (iii) borrowing/lending rates (to obtain inverse exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Index volatility, compounding will cause results for periods longer than a trading day to vary from -100% of the performance of the Index.As shown in the chart below, the Fund would be expected to lose 6.04% if the Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Index’s return is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 63.23% of its value, even if the cumulative Index return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than -100% of the performance of the Index and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -100% of the performance of the Index. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Daily Inverse Index Correlation/Tracking Risk” below.One YearIndex-100%OneYearIndexVolatility RateReturnReturn10%25%50%75%100%-60%60%148.55%134.42%95.28%43.98%-5.83%-50%50%99.13%87.77%56.26%15.23%-24.77%-40%40%66.08%56.57%30.21%-4.08%-37.57%-30%30%42.43%34.25%11.56%-17.98%-46.76%-20%20%24.67%17.47%-2.47%-28.38%-53.72%-10%10%10.83%4.44%-13.28%-36.52%-58.79%0%0%-0.25%-6.04%-22.08%-42.90%-63.23%10%-10%-9.32%-14.64%-29.23%-48.27%-66.67%20%-20%-16.89%-21.75%-35.24%-52.72%-69.67%30%-30%-23.29%-27.84%-40.25%-56.41%-71.94%40%-40%-28.78%-33.01%-44.63%-59.81%-74.32%50%-50%-33.55%-37.52%-48.57%-62.60%-76.19%60%-60%-37.72%-41.51%-51.96%-65.19%-78.12%The Index’s annualized historical volatility rate for the five year period ended December 31, 2020 was 3.71%. The Index’s highest volatility rate for any one calendar year during the five year period was 7.38% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2020 was 3.73%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.For information regarding the effects of volatility and Index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” in the Fund’s statutory prospectus, and “Leverage - Special Note Regarding the Correlation Risks of the Funds” in the Fund’s Statement of Additional Information.Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly shorting securities or other ordinary investments, including risk related to the market, leverage, imperfect daily correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly shorting securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors, such as an ETF’s premium or discount. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of inverse correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.In addition, the Fund’s investments in derivatives are subject to the following risks:•Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than one year. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index.If the Index has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its inverse investment objective, even if the Index later reverses all or a portion of its movement. This may result in the value of an investment in the Fund changing quickly and without warning.•Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Regulations may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its inverse investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.Counterparty Risk — A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its inverse investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions.In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its inverse investment objective or may decide to change its inverse investment objective.Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a part of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with its investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or significantly less than its stated multiple. The Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective, leading to significantly greater losses or reduced gains.Shorting Risk – A short position is a financial arrangement in which the short position appreciates in value when a reference asset falls in value and depreciates in value when the reference asset rises in value. Over the long term, most assets are expected to rise in value and short positions are expected to depreciate in value. Short positions therefore may be riskier and more speculative than traditional investments.Obtaining inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts may expose the Fund to certain risks such as an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. The Fund may not be able to issue additional Creation Units during period when it cannot meet its investment objective due to these factors. Any income, dividends or payments by the assets underlying the Fund’s short positions will negatively impact the Fund.Cash Transaction Risk - Unlike most ETFs, the Fund currently intends to effect creations and redemptions principally for cash, rather than principally for in-kind securities, because of the nature of the financial instruments held by the Fund. As a result, the Fund is not expected to be tax efficient and will incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than other funds that primarily effect creations and redemptions in kind.Intra-Day Investment Risk - The Fund seeks investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index loses value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index rises, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple of the Index.If there is a significant intra-day market event and/or the securities of the Index experience a significant increase, the Fund may not meet its investment objective, be able to rebalance its portfolio appropriately, or may experience significant premiums or discounts, or widened bid-ask spreads. Additionally, the Fund may close to purchases and sales of Shares prior to the close of trading on the Exchange and incur significant losses.Daily Inverse Index Correlation/Tracking Risk – Investors will lose money when the Index rises, which is a result that is the opposite from traditional index funds. There is no guarantee that the Fund will achieve a high degree of inverse correlation to the Index and therefore achieve its daily inverse investment objective. The Fund’s exposure to the Index is impacted by the Index’s movement. Because of this, it is unlikely that the Fund will be perfectly exposed to the Index at the end of each day. The possibility of the Fund being materially over- or under-exposed to the Index increases on days when the Index is volatile near the close of the trading day. Market disruptions, regulatory restrictions and high volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels. Due to the inverse nature of the Fund’s investment strategy, the occurrence of some of these events or market conditions discussed below may be favorable to the Fund’s returns; however, non-occurrence of these events below could have no effect on the Fund’s returns, or could cause the value of the Fund’s assets to decrease.Due to the Index including instruments that trade on a different market than the Fund, the Fund's return may vary from the inverse of the performance of the Index because different markets may close before the NYSE Arca, Inc. opens or may not be open for business on the same calendar days as the Fund. Additionally, due to differences in trading hours, and because the Index may be calculated using prices obtained at times other than the Fund's net asset value calculation time, the Fund's performance may not correlate the Index.The Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. The Fund may also have exposure to securities or financial instruments that are not included in the Index. The Fund may also use other investment companies, such as ETFs, as reference assets for derivative instruments, which may result in increased tracking error. Additionally, an ETF’s performance may differ from the index it tracks, thus resulting in additional tracking error for the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding periodic Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its daily inverse investment objective. For example, the Fund may take or refrain from taking positions to improve tax efficiency or to comply with various regulatory restrictions, which may negatively impact the Fund’s inverse correlation to the Index. Any of these Factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily inverse investment objective.Natural Disaster/Epidemic and Market Disruption Risk –Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, and tsunamis and widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead to increased market volatility and significant market losses. Such natural disasters and health crises could exacerbate political, social and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains. A climate of uncertainty and panic, including the contagion of infectious viruses and diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain short exposure to securities, and the Fund’s sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value and bid-ask spreads in the Fund’s shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Index.The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected, and may continue to negatively affect, the economies of many nations, companies, and the global securities and commodities markets, including by reducing liquidity in the markets. It is impossible to predict the full effects, durations and costs of the COVID-19 pandemic.Market Risk — Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Municipal Securities Risk — Municipal issuers are subject to unique factors affecting their ability to pay debt obligations, including the risk that litigation, legislation or other political events, local business and economic conditions, or bankruptcy could have a significant impact on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value. Because many municipal securities are issued to finance certain projects, such as those related to education, health care, housing, transportation, utilities, and water and sewer, conditions in these sectors can affect the overall municipal market.Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market. In general, rising interest rates lead to a decline in the value of debt securities and debt securities with longer durations tend to be more sensitive to interest rate changes usually making their prices more volatile than those of securities with shorter durations. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall. Declining interest rates may lead to prepayment of obligations and cause reduced rates of return due to reinvestment of interest and principal payments at lower interest rates.Credit Risk — The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund net asset value and performance. Generally, the longer the maturity and the lower the credit quality of a security, the more sensitive it is to credit risk.Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed-income securities and lead to increased volatility of fixed-income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.Prepayment Risk — Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.Extension Risk — During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, which may adversely impact the value of the Fund’s investments.Index Strategy Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities . The Index may also underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund's daily performance may deviate from the daily inverse (-100%) return of the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements).Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund. To the extent that the Index value increases or decreases significantly, the Fund may be one of many market participants that are attempting to transact in the securities of the Index. Under such circumstances, the market for securities of the Index may lack sufficient liquidity for all market participants' trades. Therefore, the Fund may have more difficulty transacting in the securities or financial instruments and the Fund's transactions could exacerbate the price changes of the securities of the Index and may impact the ability of the Fund to achieve its investment objective.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, may incur substantial losses and may limit or stop purchases of the Fund. If there is a significant intra-day market event and/or the securities of the Index experience a significant increase or decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately. Additionally, the Fund may close to purchases and sales of Shares prior to the close of regular trading on the NYSE Arca, Inc. and incur significant losses.High Portfolio Turnover Risk - Daily rebalancing of the Fund’s holdings pursuant to its daily investment objective causes a much greater number of portfolio transactions when compared to most ETFs. Additionally, active market trading of the Fund’s Shares on such exchanges as the NYSE Arca, Inc., could cause more frequent creation and redemption activities, which could increase the number of portfolio transactions. Frequent and active trading may lead to higher transaction costs because of increased broker commissions resulting from such transactions. In addition, there is the possibility of significantly increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them). The Fund calculates portfolio turnover without including the short-term cash instruments or derivative transactions that comprise the majority of the Fund’s trading. As such, if the Fund’s extensive use of derivative instruments were reflected, the calculated portfolio turnover rate would be significantly higher.Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Market Price Variance Risk. Fund Shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). There may be times when the market price and the net asset value vary significantly. The Fund’s investment results are measured based upon the daily net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience the same investment results as experienced by those creating and redeeming Shares at net asset value. There is no guarantee that an active secondary market will develop for Shares. To the extent that exchange specialists, market makers, Authorized Participants, or other participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units, market disruptions or significant market volatility, bid-ask spreads and premiums or discounts may widen.Fund Shares Trading Risk/Bid-Ask Spread Risk.Investments in Fund shares are subject to risks as a result of their trading in the secondary market. For example, investors transacting in the secondary market may incur costs as a result of there being a (potentially significant) spread (or difference) between the price that purchasers are willing to pay for shares (the bid) and the price at which sellers are willing to sell shares (the ask). This spread, which is known as a bid-ask spread, will vary based on, among other things, market demand for shares, the liquidity of the Fund portfolio and other factors. In addition, like other securities that are listed on an exchange, Fund shares can be sold short. Accordingly, their price can be volatile and they can be subject to pressure from short sales. Further, trading in all listed securities, including Fund shares, can be halted, including due to market volatility triggering “circuit breaker” rules.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its inverse investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus. Upon commencement of operations, updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it had not commenced operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Direxion Daily Municipal Bond Taxable Bear 1X Shares | Direxion Daily Municipal Bond Taxable Bear 1X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.22%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[3]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	$ 209

[1]	Other Expenses are estimated for the Fund's current fiscal year.
[2]	"Acquired Fund Fees and Expenses" include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies, including investments in money market funds. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund's financial statements and the information presented in the table will differ from that presented in the Fund's financial highlights included in the Fund's reports to shareholders.
[3]	Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2022, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.45% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).Any expense waiver or reimbursement is subject to recoupment by the Adviser within the three years after the expense was waived/reimbursed only if Total Annual Fund Operating Expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time the expense was waived/reimbursed.